INCOME TAXES - Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax:
Current income tax charge	€ 294	€ 242	€ 158
Adjustment in respect of current income tax from prior periods	0	24	(2)
Total current tax	294	266	156
Deferred tax:
Relating to the origination and reversal of temporary differences	196	(56)	27
Adjustment in respect of deferred income tax from prior periods	(3)	3	(1)
Relating to changes in tax rates or the imposition of new taxes	(16)	(43)	(51)
Total deferred tax	177	(96)	(25)
Income tax charge per the income statement	€ 471	€ 170	€ 131